INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Income Tax Expenses/(Benefits)

	For the years ended December 31,
	2013	2014	2015

Income tax expenses/(benefits)
Current	$(1,587)	$10,638	$3,401
Deferred	2,314	(4,265)	1,177

Total	$727	$6,373	$4,578

Principal Components of Deferred Income Tax Assets (Liabilities)

	As of December 31,
	2014	2015

Current deferred income tax assets
Write-down of inventory value	$586	$761
Allowance for doubtful accounts	686	1,060
Accrued expenses	1,055	1,074
Accrued bonus	423	341
Deferred revenue-current	162	77
Government subsidies-current	24	122
Warranty	51	6
Valuation allowance	(600)	(426)

Current deferred income tax assets subtotal	$2,387	$3,015

Non-current deferred income tax assets
Deferred revenue-non-current	229	52
Government subsidies-non-current	667	461
Depreciation and amortization	(14)	(33)
Intangible assets impairment	25	46
Tax loss carry-forward deferred tax assets	5,997	8,860
Valuation allowance	(6,119)	(8,950)

Non-current deferred income tax assets subtotal	$785	$436

Current deferred income tax liabilities Accrued withholding tax	(3,727)	(5,334)

Current deferred income tax liabilities subtotal	$(3,727)	$(5,334)

Non-current deferred income tax liabilities Acquired intangible assets	(110)	(87)

Non-current deferred income tax liabilities subtotal	$(110)	$(87)

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes

	For the years ended December 31,
	2013	2014	2015

Net income before provision for income taxes	$23,771	$25,597	$5,253
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	5,943	6,399	1,313
Expenses not deductible for tax purposes	1,034	1,504	221
Research and development expenses bonus deduction	(460)	(598)	(1,070)
Investment loss deductible for tax purposes (Note a)	—	(2,104)	-
Effect of preferential income tax rate	(10,104)	(3,990)	(1,210)
Effect of income tax rate difference in other jurisdictions	233	446	543
Change in valuation allowance	467	1,265	3,173
Withholding tax relating to distributable earnings	3,614	3,451	1,608

Income tax expenses	$727	$6,373	$4,578

a.	The adjustment is related to investment loss incurred upon disposal of Xinghe Union (see Note 5(b)), and the transfer of certain investments during an internal reorganizations of the Group, which is deductible for tax purposes.